UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX REPORT

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08824
Integrity Fund of Funds, Inc.
(Exact name of registrant as specified in charter)

Address of Registrant:	1 Main Street North
Minot, ND 58703

Name and Address of Agent for Service:	Brent Wheeler, Mutual Fund Chief Compliance Officer
Kevin Flagstad, Investment Adviser Chief Compliance Officer
1 Main Street North
Minot, ND 58703

Registrant's telephone number, including area code:	(701) 852-5292

Date of fiscal year end:	December 31
Date of reporting period:	July 1, 2007—June 30, 2008

======================================Integrity Fund of Funds======================================

THE FAIRHOLME FUNDS INC.

Ticker:	304871106	Security ID:	304871106
Meeting Date:	May 19, 2008	Meeting Type:	Annual
Record Date:	Apr 04, 2008

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Nominee: CESAR L. ALVAREZ	For	For	Management
1.2	Elect Nominee: BRUCE R. BERKOWITZ	For	For	Management
1.3	Elect Nominee: KEITH D. TRAUNER	For	For	Management
1.4	Elect Nominee: TERRY L. BAXTER	For	For	Management
1.5	Elect Nominee: HOWARD S. FRANK	For	For	Management
1.6	Elect Nominee: AVIVITH OPPENHEIM	For	For	Management
1.7	Elect Nominee: LEIGH WALTERS	For	For	Management
2A	Amend Investment Policy: Senior Securities and Borrowing Money	For	For	Management
2B	Amend Investment Policy: Underwriting Securities	For	For	Management
2C	Amend Investment Policy: Concentration	For	For	Management
2D	Amend Investment Policy: Investments in Real Estate	For	For	Management
2E	Amend Investment Policy: Investments in Commodities	For	For	Management
2F	Amend Investment Policy: Loans	For	For	Management
2G	Amend Investment Policy: Limits on Number of Issuers	For	For	Management
2H	Amend Investment Policy: Investments for Purpose of Management or Control	For	For	Management
2I	Amend Investment Policy: Acquisitions of More than 10% of Voting Securities of Issuer	For	For	Management
2J	Amend Investment Policy: Investments in Oil, Gas and Other Mineral Exploration Programs	For	For	Management
3	Approve Management Agreement	For	For	Management

========================================END N-PX REPORT======================================

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Fund of Funds, Inc.

(Registrant)

By:	/s/Robert E. Walstad
Robert E. Walstad
Interim President, Integrity Fund of Funds, Inc.

Date: August 29, 2008